Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

Description	Balances as of December 31, 2018	Quoted prices in active markets for (Level1)	Significant other (Level 2)	Balances as of December 31, 2017	Quoted prices in active markets for (Level1)	Significant other (Level 2)
Liabilities
Derivatives
Foreign currency forward contract	(668)	—	(668)	(359)	—	(359)

Total financial Liabilities	(668)	—	(668)	(359)	—	(359)